Income Taxes (Details 1) - CAD ($)	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
DisclosureOfDeferredTaxAssetsLineItems [Line Items]
Tax losses (capital)	$ 1,294,000
Tax losses (non-capital)	10,730,000	$ 9,842,000	$ 8,800,000
Resources pools	31,201,000	$ 31,285,000	$ 30,600,000
Other	1,109,000
Within One Year
DisclosureOfDeferredTaxAssetsLineItems [Line Items]
Tax losses (capital)	0
Tax losses (non-capital)	0
Resources pools	0
Other	0
One to Five Years
DisclosureOfDeferredTaxAssetsLineItems [Line Items]
Tax losses (capital)	0
Tax losses (non-capital)	0
Resources pools	0
Other	21,000
After Five Years
DisclosureOfDeferredTaxAssetsLineItems [Line Items]
Tax losses (capital)	0
Tax losses (non-capital)	10,730,000
Resources pools	0
Other	1,011,000
No Expiry Date
DisclosureOfDeferredTaxAssetsLineItems [Line Items]
Tax losses (capital)	1,294,000
Tax losses (non-capital)	0
Resources pools	31,201,000
Other	$ 77,000